Condensed Consolidated Statements of Changes in Stockholders' Deficiency (Unaudited) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended					24 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended						24 Months Ended
	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Mar. 31, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2006 Accumulated Deficit during Development Stage [Member]	Mar. 31, 2013 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2012 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2010 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2009 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2008 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2007 Accumulated Deficit during Development Stage [Member]	Dec. 31, 2011 Accumulated Deficit during Development Stage [Member]
Shares issued for Rophe Acquisition					$ 765,300						$ 60							$ 765,240
Shares issued for Rophe Acquisition (in Shares)											6,000,000
Issuance of common shares, value	50	2,629,497	718,694	170,050	15,000	172,625	150	526	136	12	2	17		(100)	2,628,971	718,558	170,038	14,998	172,608
Issuance of common shares, shares (in Shares)							15,000,000	52,589,910	13,604,132	1,133,664	150,000	1,721,502
Issuance of units, consisting of common shares and common share warrants				395,000						16							394,984
Issuance of units, consisting of common shares and common share warrants (in Shares)										1,580,000
Stock based compensation, value		4,746,416	3,125,000	3,375,000	7,500			1,178	585	135					4,745,238	3,124,415	3,374,865	7,500
Stock based compensation, shares (in Shares)								117,834,494	58,500,000	13,500,000
Shares issued for repayment of consulting fees, value		350,000	70,000					50	10						349,950	69,990
Shares issued for repayment of consulting fees, shares								5,000,000	1,000,000
Settlement of accounts payable by common shares, value		35,427	49,434					3	8						35,424	49,426
Settlement of accounts payable by common shares, shares (in Shares)								350,000	883,334
Settlement of compensation to past officer		60,000						5							59,995
Settlement of compensation to past officer (in Shares)								500,000
Commitment shares held in trust by Kodiak (Note 3)		100,000						20							99,980
Commitment shares held in trust by Kodiak (Note 3) (in Shares)		2,000,000						2,000,000
Receivable on stock subscription		(100,159)													(100,159)
Net Loss	(18,500)	(7,003,791)	(5,337,700)	(3,662,252)	(440,374)	(232,602)																(18,500)	(834,972)	(7,003,791)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
		(893,545)	481,027	203,229	(144,197)	(18,450)		1,131	392	229	167	150	2,913		9,467,296	4,900,133	960,246	172,508	(100)	960,246	17,286,695		(17,365,763)	(10,361,972)	(4,419,498)	(757,246)	(316,872)	(251,102)	(18,500)	(757,246)
(in Shares)		291,347,036						113,072,632	39,085,166	22,871,502	16,721,502	15,000,000	291,347,036
Correction of error (Note 15)																				604,774										(604,774)
	$ (18,450)	$ (76,155)	$ (893,545)	$ 481,027	$ 203,229	$ (78,427)	$ 150	$ 2,913	$ 1,131	$ 392	$ 229	$ 167	$ 2,913	$ (100)	$ 17,286,695	$ 9,467,296	$ 4,900,133	$ 960,246	$ 172,508	$ 9,467,296	$ 17,286,695	$ (18,500)	$ (18,200,735)	$ (17,365,763)	$ (10,361,972)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (10,361,972)
(in Shares)		291,347,036	291,347,036				15,000,000	291,347,036	113,072,632	39,085,166	22,871,502	16,721,502	291,347,036